Investment in National CineMedia LLC - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 13, 2007 USD ($)	Dec. 31, 2015 USD ($) $ / shares $ / Customer shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Theatre access fees per patron | $ / Customer		0.07
Increase in percentage of payment per theatre patron		8.00%
Duration of percentage increase in theatre access fees per patron		5 years
Payment per digital screen	$ 800	$ 1,182	$ 1,125	$ 1,072
Percentage of annual increase in payment per digital screen		5.00%
Minimum percentage of aggregate advertising revenue for payment of fees		12.00%
Remaining term of exhibitor services agreement		21 years
Number of common units of NCM owned by Company | shares		25,631,046
Interest in common units of NCM owned by Company		19.00%
NCM
Schedule of Equity Method Investments [Line Items]
Contract termination costs incurred by NCM		$ 26,800
NCM | Film rentals and advertising
Schedule of Equity Method Investments [Line Items]
Event fees				$ 8,249
NCM | Theatre Furniture and Equipment
Schedule of Equity Method Investments [Line Items]
Payment for installation of certain equipment used for digital advertising		$ 50	$ 124
Investment In NCM
Schedule of Equity Method Investments [Line Items]
Common unit convertible into share of NCMI common stock, conversion ratio		1
Estimated fair value of investment using NCMI's stock price		$ 402,664
NCMI stock price | $ / shares		$ 15.71